Employee Benefit Plans - Amounts Recognized in AOCI (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Net actuarial (gain) loss	$ 198	$ 670
Net prior service cost	0	0
Balance in accumulated other comprehensive (income) / loss	$ 198	$ 670